Supplement to the currently effective Statement of Additional Information of each of the listed Portfolios:

--------------------------------------------------------------------------------

DWS Variable Series II

DWS Blue Chip VIP                          DWS International Select Equity VIP
DWS Core Fixed Income VIP                  DWS Large Cap Value VIP
DWS Dreman Small Mid Cap Value VIP         DWS Money Market VIP
DWS Government & Agency Securities VIP     DWS Strategic Income VIP
DWS High Income VIP

--------------------------------------------------------------------------------

The following information replaces the relevant disclosure in the "Management of the Fund - Investment Advisor" section:

Effective October 1, 2006, DWS Blue Chip VIP, DWS Core Fixed Income VIP, DWS Dreman Small Mid Cap Value VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS International Select Equity VIP DWS Large Cap Value VIP and DWS Strategic Income VIP, each pays the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, computed daily and payable monthly, at the annual rates shown below:

DWS Blue Chip VIP and DWS Strategic Income VIP

Average Daily Net Assets                                                Fee Rate
------------------------                                                --------
First $250 million                                                      0.650%
next $750 million                                                       0.620%
next $1.5 billion                                                       0.600%
next $2.5 billion                                                       0.580%
next $2.5 billion                                                       0.550%
next $2.5 billion                                                       0.530%
next $2.5 billion                                                       0.510%
Over $12.5 billion                                                      0.490%

DWS Core Fixed Income VIP and DWS High Income VIP

Average Daily Net Assets                                                Fee Rate
------------------------                                                --------
First $250 million                                                      0.600%
next $750 million                                                       0.570%
next $1.5 billion                                                       0.550%
next $2.5 billion                                                       0.530%
next $2.5 billion                                                       0.500%
next $2.5 billion                                                       0.480%
next $2.5 billion                                                       0.460%
Over $12.5 billion                                                      0.440%

DWS Dreman Small Mid Cap Value VIP

Average Daily Net Assets                                                Fee Rate
------------------------                                                --------
First $250 million                                                      0.750%
next $750 million                                                       0.720%
next $1.5 billion                                                       0.700%
next $2.5 billion                                                       0.680%
next $2.5 billion                                                       0.650%
next $2.5 billion                                                       0.640%
next $2.5 billion                                                       0.630%
Over $12.5 billion                                                      0.620%

DWS Government & Agency Securities VIP

Average Daily Net Assets                                                Fee Rate
------------------------                                                --------
First $250 million                                                      0.550%
next $750 million                                                       0.530%
next $1.5 billion                                                       0.510%
next $2.5 billion                                                       0.500%
next $2.5 billion                                                       0.480%
next $2.5 billion                                                       0.460%
next $2.5 billion                                                       0.440%
Over $12.5 billion                                                      0.420%

DWS International Select Equity VIP

Average Daily Net Assets                                                Fee Rate
------------------------                                                --------
First $1.5 billion                                                      0.750%
next $1.75 billion                                                      0.735%
next $1.75 billion                                                      0.720%
Over $5 billion                                                         0.705%

DWS Large Cap Value VIP

Average Daily Net Assets                                                Fee Rate
------------------------                                                --------
First $250 million                                                      0.750%
next $750 million                                                       0.725%
next $1.5 billion                                                       0.700%
next $2.5 billion                                                       0.675%
next $2.5 billion                                                       0.650%
next $2.5 billion                                                       0.625%
next $2.5 billion                                                       0.600%
Over $12.5 billion                                                      0.575%

Effective November 6, 2006, DWS Money Market VIP pays the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, computed daily and payable monthly, at the annual rates shown below:

DWS Money Market VIP

Average Daily Net Assets                                                Fee Rate
------------------------                                                --------
First $500 million                                                      0.385%
Next $500 million                                                       0.370%
Next $1 billion                                                         0.355%
Over $2 billion                                                         0.340%










                   Retain This Supplement for Future Reference

November 13, 2006